Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	December 31, 2021	December 31, 2020
	(in thousands)
Opening goodwill	$936,257	$883,170
Current year acquisitions (note 6)	8,120,006	27,191
Prior period acquisition	—	123
Foreign exchange movement	(18,332)	25,773
Closing goodwill	$9,037,931	$936,257

The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company's goodwill impairment testing assessed at September 30, 2021 during the year ended December 31, 2021 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.